Loan receivables, net	12 Months Ended
Dec. 31, 2024
Loan receivables, net
Loan receivables, net

Note 4 - Loan receivables, net

The annualized interest rates on loans issued ranged between 6% and 48% for the year ended December 31, 2024 and 2023.

Loan receivables consisted of the following:

	December 31,
	2024	2023
Loan receivables, gross
Personal loans	$6,988	$7,099
Corporate loans	12,092	14,603
Subtotal	19,080	21,702
Provision for loan losses (Note 19)	(5,491)	(2,023)
Total loan receivables, net	$13,589	$19,679
Less: classified as non-current loan receivables, net	(977)	(12,484)
Total current loan receivables, net	$12,612	$7,195

The following is a maturity analysis of the Company’s loan receivables, net as of December 31, 2024:

For the year ending December 31,	Amount
2025	$12,612
2026 and thereafter	977
Total loans	13,589

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2024 and 2023, the Company had 14 and 15 personal loan customers, and 11 and 11 corporate loan customers, respectively. Provision for loan losses is estimated on an annually basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the year ended December 31, 2024, a provision of $3,468 were recognized to the consolidated statement of comprehensive loss. For the year ended December 31, 2023 and 2022, reversal of provision of $49 and $973 were recognized to the consolidated statement of comprehensive loss.

The following table represents the aging of loan receivables, net as of December 31, 2024 and 2023:

	December 31,
	2024	2023
1‑89 days past due	$871	$1
90‑179 days past due	—	3,105
180‑365 days past due	—	—
Over 1 year past due *	27	—
Total past due	$898	$3,106
Loans without overdue	12,691	16,573
Total loans, net	$13,589	$19,679

As of December 31, 2024 and 2023, the Company had loan receivables of $796 and $1,154 as aging over 1 year past due. A provision of $769 and $1,154 were charged to aging over 1 year past due for the year ended December 31, 2024 and 2023.

The following table summarizes the Company’s loan portfolio by categories as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Installment loans to individuals	$207	$595
Real estate backed loan	2,616	5,288
Securities backed loan	1,499	1,058
Commercial loans	9,267	12,738
Total loans, net	$13,589	$19,679

Installment loans to individuals

Installment loans to individuals are unsecured loans offered to individual borrowers by assessing their abilities to repay their loans and interest. The factors used to determine the borrower’s ability to repay include the borrower’s current income, current assets, credit history and employment status.

Real estate backed loans

A real estate backed loan is a loan in which the borrower puts up a real estate under his/her ownership, possession or control, as collateral for the loan. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession of the collateral and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Securities backed loans

A securities backed loan is a loan in which the borrower puts up securities of public listed companies under his/her ownership as collateral for the loan. The loan is secured against the collateral and the Company obtains physical possession of the original share certificates since the loan is made. The Company verifies ownership of the securities by examining proof of ownership. Both the borrower and the Company have to sign a share pledge agreement to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession and sell securities to recover the outstanding balance owed. If the sale proceeds of securities is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Commercial loans

Commercial loans are unsecured loans offered to corporations by assessing their capacities to make timely principal and interest payments. The factors used to determine the corporations’ ability to repay include state of economy, recent industry performance and financial conditions of the corporations as well as the owners of the corporations.